Business Combination and Reverse Recapitalization - Summary of Net Proceeds from Business Combination (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Business Acquisition [Line Items]
Gross Proceeds	$ 105,000
Less: transaction costs, advisory fees and liabilities paid	(34,522)
Net proceeds from the Business Combination	70,478
Capstar Special Purpose Acquisition Corp [Member]
Business Acquisition [Line Items]
Gross Proceeds	7,558
PIPE Investors
Business Acquisition [Line Items]
Gross Proceeds	90,000
Backstop Agreement
Business Acquisition [Line Items]
Gross Proceeds	$ 7,442